Principal Accounting Policies (Revenue recognition) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Phoenix TV [Member]
Revenue recognition [Line Item]
Agency service fees to third-party advertising agencies	$ 12.5	77.7	49.1	26.9
Revenue from barter transactions involving exchanging advertising services for content, technical and marketing services	$ 0.4	2.3	2.3	0
Percentage of revenues generated from sales of Phoenix TV's video content paid to Phoenix TV (as a percent)					50.00%